Fianacial Instruments - Summary of Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	$ 23,171	$ 20,891
Assets carried at amortized cost (Loans and receivables)	448,396	235,096
Liabilities carried at amortized cost (Other financial liabilities)	124,658	85,013
Carrying amounts [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	652	749
Carrying amounts [Member] | Trade and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	117,826	78,746
Carrying amounts [Member] | Employee related payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	6,180	5,514
Carrying amounts [Member] | Other liabilities {Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)		4
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	23,171	20,891
Assets carried at amortized cost (Loans and receivables)	448,396	235,096
Liabilities carried at amortized cost (Other financial liabilities)	124,658	85,013
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	652	749
Fair value [Member] | Trade and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	117,826	78,746
Fair value [Member] | Employee related payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	6,180	5,514
Fair value [Member] | Other liabilities {Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)		4
Available for Sale Other Investments [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	6,071	5,791
Available for Sale Other Investments [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	6,071	5,791
Receivable from Related Party [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	17,100	15,100
Receivable from Related Party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)	17,100	15,100
Trade and Other Receivable [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	58,315	37,284
Trade and Other Receivable [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	58,315	37,284
Term deposits [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	202,335	95,673
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	202,335	95,673
Cash and cash equivalents [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	187,647	101,704
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	187,647	101,704
Other assets [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)		435
Other assets [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)		$ 435
Held-To-Maturity Other Investments [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	99
Held-To-Maturity Other Investments [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)	$ 99